SPAC BUSINESS COMBINATION AGREEMENT (Details Narrative) - USD ($)		3 Months Ended	12 Months Ended
	Dec. 26, 2023	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2024
Business Acquisition [Line Items]
Price per share			$ 11.03		$ 11.24
Visiox Pharmaceuticals, Inc. [Member]
Business Acquisition [Line Items]
Common stock par value	$ 0.0001		$ 0.001	$ 0.001	$ 0.001
Stock issued, value		$ 250,000	$ 600,000	$ 2,280,000
Price per share	$ 15.00
Common stock discount on shares			0	0	0
Earnout per share	In the event the Second Share Price Target was achieved prior to the $15.00 Earnout Eligibility Date, the $15.00 Earnout Share Payment shall be earned on the $15.00 Earnout Eligibility Date. In the event the Second Share Price Target was achieved on or after the $15.00 Earnout Eligibility Date, the $15.00 Earnout Share Payment shall be earned on the date on which the Second Share Price Target was achieved. No $15.00 Earnout Share Payment shall be earned if the $15.00 Earnout Eligibility Date is a date later than the end of the Earnout Period.
Visiox Pharmaceuticals, Inc. [Member] | Tardi Med Sciences LLC [Member]
Business Acquisition [Line Items]
Stock issued, value	$ 100,000
Stock per share	$ 10.00
Business combination payment	$ 50,000
Visiox Pharmaceuticals, Inc. [Member] | Second Share Price Target [Member]
Business Acquisition [Line Items]
Business Acquisition, Share Price			$ 15.00
Visiox Pharmaceuticals, Inc. [Member] | Merger Agreement [Member]
Business Acquisition [Line Items]
Stock issued, value	80,000,000
Net working capital	$ 0
Price per share	$ 10.00
Common stock discount on shares	6,000,000
Number of shares of stock issued	1,000,000
Earnout per share	$ 12.50
Earnout per share	In the event the First Share Price Target was achieved prior to the $12.50 Earnout Eligibility Date, the $12.50 Earnout Share Payment shall be earned on the $12.50 Earnout Eligibility Date. In the event the First Share Price Target was achieved on or after the $12.50 Earnout Eligibility Date, the $12.50 Earnout Share Payment shall be earned on the date on which the First Share Price Target was achieved. No $12.50 Earnout Share Payment shall be earned if the $12.50 Earnout Eligibility Date is a date later than the end of the Earnout Period.
Visiox Pharmaceuticals, Inc. [Member] | Merger Agreement [Member] | Sponser [Member]
Business Acquisition [Line Items]
Number of shares of stock issued	1,000,000